Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Shares	Subscription receivable	Share Capital Payable	Additional paid-in capital	Accumulated Deficit
Balance, shares at Dec. 31, 2022		90,515
Balance, amount at Dec. 31, 2022	$ (482)	$ 171,671	$ 0	$ 0	$ 26,985	$ (199,138)
Statement [Line Items]
Shares issuance for cash and subscriptions, shares		1,175
Shares issuance for cash and subscriptions, amount	1,150	$ 1,150	0	0	0	0
Cancellation of accrued salary	206				206
Note Payable Converted into Shares, shares		1,000
Note Payable Converted into Shares, amount	1,000	$ 960			40
Warrant issued	440	$ 0	0	0	440	0
Stock-based compensation and service fee, shares		850
Stock-based compensation and service fee, amount	3,357	$ 35	0	3,209	113	0
Net loss	(8,844)	0	0		0	(8,844)
Balance, amount at Dec. 31, 2023	(3,173)	$ 173,816	0	3,209	27,784	(207,982)
Balance, shares at Dec. 31, 2023		93,540
Statement [Line Items]
Stock-based compensation and service fee, shares		1,000
Stock-based compensation and service fee, amount	671	$ 60	0	602	9	0
Net loss	(4,492)	0	0		0	(4,492)
Equity component of convertible note	219				219
Balance, amount at Dec. 31, 2024	(6,775)	$ 173,876	0	3,811	28,012	(212,474)
Balance, shares at Dec. 31, 2024		94,540
Statement [Line Items]
Stock-based compensation and service fee, shares		7,500
Stock-based compensation and service fee, amount	1,708	$ 7	0	(3,539)	5,240
Net loss	(4,275)	0	0		0	(4,275)
Equity component of convertible note	37				37
Balance, amount at Dec. 31, 2025	$ (9,305)	$ 173,883	$ 0	$ 272	$ 33,289	$ (216,749)
Balance, shares at Dec. 31, 2025		102,040